Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	First Investors Tax Exempt Funds
Central Index Key	0000716792
Amendment Flag	false
Document Creation Date	Jun 26, 2012
Document Effective Date	Jun 26, 2012
Prospectus Date	May 1, 2012

First Investors Tax Exempt Income Fund
First Investors Tax Exempt Income Fund
Effective September 4, 2012, the names of the First Investors Tax Exempt Fund and First Investors Tax Exempt Fund II will change to the First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund, respectively (the “Funds"). No changes are being made to the Funds’ objectives, principal investment strategies or risks as described in the prospectus and applicable summary prospectuses. The purpose of changing the names of the Funds is to reflect the differences in the Funds’ investment objectives.

As of September 4, 2012, all references to each Fund’s current name in the prospectus and applicable summary prospectuses will be changed to the Fund’s new name as noted above.

Label	Element	Value
First Investors Tax Exempt Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fite497_SupplementTextBlock
Effective September 4, 2012, the names of the First Investors Tax Exempt Fund and First Investors Tax Exempt Fund II will change to the First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund, respectively (the “Funds"). No changes are being made to the Funds’ objectives, principal investment strategies or risks as described in the prospectus and applicable summary prospectuses. The purpose of changing the names of the Funds is to reflect the differences in the Funds’ investment objectives.

As of September 4, 2012, all references to each Fund’s current name in the prospectus and applicable summary prospectuses will be changed to the Fund’s new name as noted above.

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Income Fund

First Investors Tax Exempt Opportunities Fund
First Investors Tax Exempt Opportunities Fund
Effective September 4, 2012, the names of the First Investors Tax Exempt Fund and First Investors Tax Exempt Fund II will change to the First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund, respectively (the “Funds"). No changes are being made to the Funds’ objectives, principal investment strategies or risks as described in the prospectus and applicable summary prospectuses. The purpose of changing the names of the Funds is to reflect the differences in the Funds’ investment objectives.

As of September 4, 2012, all references to each Fund’s current name in the prospectus and applicable summary prospectuses will be changed to the Fund’s new name as noted above.

Label	Element	Value
First Investors Tax Exempt Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fite497_SupplementTextBlock
Effective September 4, 2012, the names of the First Investors Tax Exempt Fund and First Investors Tax Exempt Fund II will change to the First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund, respectively (the “Funds"). No changes are being made to the Funds’ objectives, principal investment strategies or risks as described in the prospectus and applicable summary prospectuses. The purpose of changing the names of the Funds is to reflect the differences in the Funds’ investment objectives.

As of September 4, 2012, all references to each Fund’s current name in the prospectus and applicable summary prospectuses will be changed to the Fund’s new name as noted above.

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Opportunities Fund

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012